Current liabilities - Tax and social liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Personnel expenses	€ 521	€ 315
Social security expenses	790	466
Other taxes	136	482
Total tax and social liabilities	€ 1,446	€ 1,263